SHARE-BASED PAYMENTS - Stock Options - Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,163,103	1,084,215	1,136,091
Granted	2,712,000	91,688	168,525
Forfeited		12,800	220,401
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	3,875,103	1,163,103	1,084,215
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.34	$ 2.50	$ 2.34
Granted	4.15	0.94	3.28
Forfeited		3.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 3.62	$ 2.34	$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Option Exercisable at June 30, 2021	3,084,831	880,955
Share-based Compensation Arrangement by Weighted Average Exercise Price at June 30, 2021	$ 3.61	$ 2.34
Weighted average duration (years) to expiration of outstanding options at June 30, 2021	8 years 3 months 7 days	6 years 7 days